Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Schedule of prepaid expenses and other current assets
Prepaid expenses	$ 3,830,053	$ 224,941
Security deposits	43,280	159,530
Others	105,956	14,265
Total prepaid expenses and other current assets	$ 532,289	$ 398,536